COVER LETTER

June 29, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds (the “Trust”)
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for MassMutual Select Diversified International Fund, MassMutual Select Overseas Fund, MassMutual RetireSMARTSM In Retirement Fund, MassMutual RetireSMARTSM 2010 Fund, MassMutual RetireSMARTSM 2015 Fund, MassMutual RetireSMARTSM 2020 Fund, MassMutual RetireSMARTSM 2025 Fund, MassMutual RetireSMARTSM 2030 Fund, MassMutual RetireSMARTSM 2035 Fund, MassMutual RetireSMARTSM 2040 Fund, MassMutual RetireSMARTSM 2045 Fund and MassMutual RetireSMARTSM 2050 Fund, dated April 1, 2011, as filed under Rule 497(e) on June 10, 2011. The purpose of this filing is to submit the 497(e) filing dated June 10, 2011 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (413) 744-7218.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds